Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2014	Jul. 02, 2013
Long Term Purchase Commitment [Line Items]
Rent expense	$ 625	$ 485	$ 2,178	$ 1,178	$ 555
Irrevocable letters of credit amount						408	334
Standby Letters of Credit
Long Term Purchase Commitment [Line Items]
Letter of credit agreement period						1 year	1 year
Line of credit facility expiration date						Feb. 28, 2015	Jul. 02, 2015